CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	101,560,744	101,366,544
Common shares, outstanding	101,560,744	101,366,544
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	101,560,744	101,366,544
Common shares, outstanding	0	101,366,544